PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Index Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 20.6%
523,708  Vanguard Long-Term
Treasury ETF
$ 31,024,462
2.0
5,380,106
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
262,356,565
16.6
863,638  Xtrackers USD High
Yield Corporate Bond
ETF
30,840,513
2.0
Total Exchange-Traded
Funds
(Cost $326,259,476)
324,221,540
20.6
MUTUAL FUNDS : 79.3%
Affiliated Investment Companies : 79.3%
11,956,185  Voya U.S. Bond Index
Portfolio - Class I
108,203,471
6.8
4,190,422
(2)
Voya VACS Index
Series Emerging
Markets Portfolio
47,226,053
3.0
25,413,279
(2)
Voya VACS Index
Series I Portfolio
293,015,106
18.6
5,441,459
(2)
Voya VACS Index
Series MC Portfolio
64,263,633
4.1
52,630,911
(2)
Voya VACS Index
Series S Portfolio
691,043,855
43.8
4,142,467
(2)
Voya VACS Index
Series SC Portfolio
47,886,916
3.0
Total Mutual Funds
(Cost $1,040,968,371)
1,251,639,034
79.3
Total Long-Term
Investments
(Cost $1,367,227,847)
1,575,860,574
99.9
Total Investments in
Securities
(Cost $1,367,227,847) $ 1,575,860,574 99.9
Assets in Excess of
Other Liabilities 2,003,467 0.1
Net Assets $ 1,577,864,041 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Index Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 324,221,540 $ — $ — $ 324,221,540
Mutual Funds 1,251,639,034 — — 1,251,639,034
Total Investments, at fair value $ 1,575,860,574 $ — $ — $ 1,575,860,574
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 81,446,803 $ 36,719,045 $ (8,619,689) $ (1,342,688) $ 108,203,471 $ 918,162 $ (126,175) $ —
Voya VACS Index Series Emerging
Markets Portfolio
74,204,147 1,986,954 (28,211,722) (753,326) 47,226,053 — 1,121,695 —
Voya VACS Index Series I Portfolio
279,469,741 3,717,596 (5,628,909) 15,456,678 293,015,106 — 565,792 —
Voya VACS Index Series MC
Portfolio
61,327,936 803,805 (2,676,232) 4,808,124 64,263,633 — 274,072 —
Voya VACS Index Series S
Portfolio
613,015,712 50,272,255 (30,419,251) 58,175,139 691,043,855 — 7,450,614 —
Voya VACS Index Series SC
Portfolio
78,508,962 1,566,464 (31,298,111) (890,399) 47,886,916 — 1,905,422 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
252,224,782 13,703,911 — (3,572,128) 262,356,565 2,573,682 — —
$ 1,440,198,083 $ 108,770,030 $ (106,853,914) $ 71,881,400 $ 1,513,995,599 $ 3,491,844 $ 11,191,420 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 213,835,803
Gross Unrealized Depreciation (5,203,075)
Net Unrealized Appreciation $ 208,632,728